UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SRS Investment Management, LLC
           ------------------------------------------
Address:   1 Bryant Park, 39th Floor
           ------------------------------------------
           New York, New York 10036
           ------------------------------------------

Form 13F File Number: 028-14298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karthik R. Sarma
           ------------------------------------------
Title:     Managing Member
           ------------------------------------------
Phone:     (212) 520-7907
           ------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Karthik R. Sarma             New York, NY              08/14/2012
----------------------------     --------------------     --------------------
        [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                          ----------------------
Form 13F Information Table Entry Total:         17
                                          ----------------------
Form 13F Information Table Value Total:         $677,478
                                          ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           FORM 13F INFORMATION TABLE

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         Column 1              Column 2 Column 3  Column 4          Column 5         Column 6    Column 7          Column 8
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      NAME OF ISSUER           TITLE OF  CUSIP      VALUE    SHARES/   SH/PRN  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                                CLASS              (x1000)   PRN AMT           CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLISON TRANSMISSION HLDGS I  COM         01973R101     5,472    311,600 SH              SOLE    NONE        311,600   0      0
APPLE INC                     COM         037833100    64,240    110,000 SH              SOLE    NONE        110,000   0      0
AUDIENCE INC                  COM         05070J102       193     10,000 SH              SOLE    NONE         10,000   0      0
AVIS BUDGET GROUP             COM         053774105   152,000 10,000,000 SH              SOLE    NONE    10,000,0000   0
COACH INC                     COM         189754954    58,480  1,000,000       PUT       SOLE    NONE      1,000,000   0      0
EXLSERVICE HOLDINGS INC       COM         302081104    19,712    800,000 SH              SOLE    NONE        800,000   0      0
EXPRESS SCRIPTS INC           COM         302182100    19,541    350,000 SH              SOLE    NONE        350,000   0      0
FLEXTRONICS INTL LTD          ORD         Y2573F102    49,600  8,000,000 SH              SOLE    NONE      8,000,000   0      0
HERTZ GLOBAL HOLDINGS INC     COM         42805T105    76,800  6,000,000 SH              SOLE    NONE      6,000,000   0      0
GENPACT LIMITED               SHS         G3922B107    51,360  3,088,400 SH              SOLE    NONE      3,088,400   0      0
GLU MOBILE INC                COM         379890106     9,491  1,710,000 SH              SOLE    NONE      1,710,000   0      0
GOOGLE INC                    CL A        38259P508    40,605     70,000 SH              SOLE    NONE         70,000   0      0
MICRON TECHNOLOGY INC         COM         595112103    18,930  3,000,000 SH              SOLE    NONE      3,000,000   0      0
NETFLIX INC                   COM         64110L106    15,117    220,736 SH              SOLE    NONE        220,736   0      0
QIHOO 360 TECHNOLOGY CO LTD   ADS         74734M109    30,155  1,744,100 SH              SOLE    NONE      1,744,100   0      0
QUALCOMM INC                  COM         747525103    22,222    399,100 SH              SOLE    NONE        399,100   0      0
SOLARWINDS INC                COM         83416B109    43,560  1,000,000 SH              SOLE    NONE      1,000,000   0      0